Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2015
Brokers and Dealers [Abstract]
Securities Sold Under Agreements to Repurchase

NOTE 12 – SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Securities sold under agreements to repurchase are used to facilitate the needs of our customers as well as to facilitate our short-term funding needs. Securities sold under repurchase agreements are carried at the amount of cash received in association with the agreement. We continuously monitor the collateral levels and may be required, from time to time, to provide additional collateral based on the fair value of the underlying securities. Securities pledged as collateral under repurchase agreements are maintained with our safekeeping agents.

The following table presents detail regarding the securities pledged as collateral under repurchase agreements as of December 31, 2015 and December 31, 2014. All of the repurchase agreements are overnight agreements.

	December 31, 2015	December 31, 2014
Securities pledged for repurchase agreements:
U.S. Treasury securities	$894	$876
Obligations of U.S. government agencies	24,146	20,737

Total securities pledged	$25,040	$21,613

Gross amount of recognized liabilities for repurchase agreements	$25,040	$21,613

Amounts related to agreements not included in offsetting disclosures above	$—	$—

Information concerning securities sold under agreements to repurchase was as follows:

	2015	2014	2013
Outstanding balance at year end	$25,040	$21,613	$20,053
Average balance during the year	20,086	19,759	20,749
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$25,040	$33,764	$24,257
Weighted average interest rate at year end	0.10%	0.10%	0.10%

Securities underlying repurchase agreements had a fair value of $25,040 at December 31, 2015 and $21,613 at December 31, 2014.